Note I - Other Borrowed Funds	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Federal Home Loan Bank Advances, Disclosure [Text Block]
Note
I
- Other Borrowed Funds

Other borrowed funds at
December 31, 2018
and
2017
are comprised of advances from the Federal Home Loan Bank (“FHLB”) of Cincinnati and promissory notes. At
December 31, 2017,
FHLB Borrowings included
$29
in capitalized lease obligations.

	FHLB Borrowings	Promissory Notes	Totals
2018	$33,434	$6,279	$39,713
2017	$28,625	$7,324	$35,949

Pursuant to collateral agreements with the FHLB, advances are secured by
$294,575
in qualifying mortgage loans,
$68,979
in commercial loans and
$5,365
in FHLB stock at
December 31, 2018.
Fixed-rate FHLB advances of
$33,434
mature through
2042
and have interest rates ranging from
1.53%
to
3.31%
and a year-to-date weighted average cost of
2.36%
and
2.15%
at
December 31, 2018
and
2017,
respectively. There were
no
variable-rate FHLB borrowings at
December 31, 2018.

At
December 31, 2018,
the Company had a cash management line of credit enabling it to borrow up to
$80,000
from the FHLB. All cash management advances have an original maturity of
90
days. The line of credit must be renewed on an annual basis. There was
$80,000
available on this line of credit at
December 31, 2018.

Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of
$233,432
at
December 31, 2018.
Of this maximum borrowing capacity of
$233,432,
the Company had
$148,298
available to use as additional borrowings, of which
$80,000
could be used for short-term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, are due at various dates through a final maturity date of
May 1, 2023,
and have fixed rates ranging from
1.50%
to
4.09%
and a year-to-date weighted average cost of
2.83%
at
December 31, 2018,
as compared to
2.77%
at
December 31, 2017.
At
December 31, 2018,
there were
eight
promissory notes payable by Ohio Valley to related parties totaling
$3,558.
See Note M for further discussion of related party transactions.  Promissory notes payable to other banks totaled
$2,451
at
December 31, 2018.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled
$51,700
at
December 31, 2018
and
$60,000
at
December 31, 2017.

Scheduled principal payments over the next
five
years:
	FHLB Borrowings	Promissory Notes	Totals
2019	$4,018	$3,290	$7,308
2020	3,380	1,599	4,979
2021	3,000	565	3,565
2022	2,842	588	3,430
2023	2,704	237	2,941
Thereafter	17,490	----	17,490
	$33,434	$6,279	$39,713